Long-Term Debt - Schedule of Movement in Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt - Schedule of Movement in Long-Term Debt (Details) [Line Items]
Beginning, Balance	$ 4,022	$ 47,147
Issuance of long-term debt	1,695
Payments	(4,435)	(33,233)
Gain on extinguishment of long-term debt		(12,580)
Interest on long-term debt	294	2,688
Ending, Balance	$ 1,576	$ 4,022